Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 day year	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses
Balance at beginning of period	922	910	1,017
Change in scope of consolidation	(1)	(18)	0
Net movements recognized in statements of operations	166	159	141
Gross write-offs	(286)	(201)	(299)
Recoveries	54	44	41
Net write-offs	(232)	(157)	(258)
Provisions for interest	26	29	14
Foreign currency translation impact and other adjustments, net	(12)	(1)	(4)
Balance at end of period	869	922	910
Allowance for loan losses
Balance at end of period	869	922	910
of which individually evaluated for impairment	654	696	650
of which collectively evaluated for impairment	215	226	260
Gross loans held at amortized cost
Balance at end of period	228,557	223,204	213,663
of which individually evaluated for impairment	1,489	1,729	1,718
of which collectively evaluated for impairment	227,068	221,475	211,945
Loans held at amortized cost
Purchases	4,611	4,953	4,121
Reclassifications from loans held-for-sale	275	216	0
Reclassifications to loans held-for-sale	996	1,323	1,363
Sales	698	1,058	1,117
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days)	90
Period for appraisal of Property values, Minimum (in years)	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	634	621	738
Change in scope of consolidation	(1)	0	0
Net movements recognized in statements of operations	90	64	54
Gross write-offs	(163)	(96)	(175)
Recoveries	30	22	2
Net write-offs	(133)	(74)	(173)
Provisions for interest	21	21	12
Foreign currency translation impact and other adjustments, net	(9)	2	(10)
Balance at end of period	602	634	621
Allowance for loan losses
Balance at end of period	602	634	621
of which individually evaluated for impairment	437	457	428
of which collectively evaluated for impairment	165	177	193
Gross loans held at amortized cost
Balance at end of period	96,087	97,080	92,262
of which individually evaluated for impairment	920	1,068	1,053
of which collectively evaluated for impairment	95,167	96,012	91,209
Loans held at amortized cost
Purchases	4,611	4,605	4,121
Reclassifications from loans held-for-sale	275	216	0
Reclassifications to loans held-for-sale	996	1,323	1,363
Sales	698	1,058	1,117
Consumer
Allowance for loan losses
Balance at beginning of period	288	289	279
Change in scope of consolidation	0	(18)	0
Net movements recognized in statements of operations	76	95	87
Gross write-offs	(123)	(105)	(124)
Recoveries	24	22	39
Net write-offs	(99)	(83)	(85)
Provisions for interest	5	8	2
Foreign currency translation impact and other adjustments, net	(3)	(3)	6
Balance at end of period	267	288	289
Allowance for loan losses
Balance at end of period	267	288	289
of which individually evaluated for impairment	217	239	222
of which collectively evaluated for impairment	50	49	67
Gross loans held at amortized cost
Balance at end of period	132,470	126,124	121,401
of which individually evaluated for impairment	569	661	665
of which collectively evaluated for impairment	131,901	125,463	120,736
Loans held at amortized cost
Purchases	0	348	0
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	0	0
Sales	0	0	0
Bank
Allowance for loan losses
Balance at beginning of period	721	722	832
Change in scope of consolidation	(1)	(18)	0
Net movements recognized in statements of operations	91	77	78
Gross write-offs	(185)	(122)	(233)
Recoveries	50	39	37
Net write-offs	(135)	(83)	(196)
Provisions for interest	25	24	11
Foreign currency translation impact and other adjustments, net	(10)	(1)	(3)
Balance at end of period	691	721	722
Allowance for loan losses
Balance at end of period	691	721	722
of which individually evaluated for impairment	511	532	517
of which collectively evaluated for impairment	180	189	205
Gross loans held at amortized cost
Balance at end of period	212,540	208,340	199,561
of which individually evaluated for impairment	1,194	1,398	1,372
of which collectively evaluated for impairment	211,346	206,942	198,189
Loans held at amortized cost
Purchases	4,611	4,953	4,121
Reclassifications from loans held-for-sale	275	216	0
Reclassifications to loans held-for-sale	996	1,323	1,363
Sales	698	1,058	1,117
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	578	563	675
Change in scope of consolidation	(1)	0	0
Net movements recognized in statements of operations	84	51	57
Gross write-offs	(147)	(80)	(175)
Recoveries	30	20	4
Net write-offs	(117)	(60)	(171)
Provisions for interest	20	20	11
Foreign currency translation impact and other adjustments, net	(7)	4	(9)
Balance at end of period	557	578	563
Allowance for loan losses
Balance at end of period	557	578	563
of which individually evaluated for impairment	407	416	387
of which collectively evaluated for impairment	150	162	176
Gross loans held at amortized cost
Balance at end of period	96,939	98,845	94,000
of which individually evaluated for impairment	840	976	947
of which collectively evaluated for impairment	96,099	97,869	93,053
Loans held at amortized cost
Purchases	4,611	4,605	4,121
Reclassifications from loans held-for-sale	275	216	0
Reclassifications to loans held-for-sale	996	1,323	1,363
Sales	698	1,058	1,117
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	143	159	157
Change in scope of consolidation	0	(18)	0
Net movements recognized in statements of operations	7	26	21
Gross write-offs	(38)	(42)	(58)
Recoveries	20	19	33
Net write-offs	(18)	(23)	(25)
Provisions for interest	5	4	0
Foreign currency translation impact and other adjustments, net	(3)	(5)	6
Balance at end of period	134	143	159
Allowance for loan losses
Balance at end of period	134	143	159
of which individually evaluated for impairment	104	116	130
of which collectively evaluated for impairment	30	27	29
Gross loans held at amortized cost
Balance at end of period	115,601	109,495	105,561
of which individually evaluated for impairment	354	422	425
of which collectively evaluated for impairment	115,247	109,073	105,136
Loans held at amortized cost
Purchases	0	348	0
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	0	0
Sales	0	0	0